Schedule of Warrants Outstanding Exercise Price (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants	111,173,428	111,412,712
Number of warrants exercisable	111,173,428	111,412,712
Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Aug. 31, 2023	Feb. 26, 2022
Warrant exercise price	$ 0.50	$ 0.70
Number of warrants	58,284,148	239,284
Number of warrants exercisable	58,284,148	239,284
Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Dec. 31, 2025	Aug. 31, 2023
Warrant exercise price	$ 0.59	$ 0.50
Number of warrants	32,895,200	58,284,148
Number of warrants exercisable	32,895,200	58,284,148
Warrants Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Feb. 09, 2026	Dec. 31, 2025
Warrant exercise price	$ 0.60	$ 0.59
Number of warrants	17,112,500	32,895,200
Number of warrants exercisable	117,112,500	32,895,200
Warrants Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Feb. 16, 2026	Feb. 09, 2026
Warrant exercise price	$ 0.60	$ 0.60
Number of warrants		17,112,500
Number of warrants exercisable	2,881,580	17,112,500
Warrants Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date		Feb. 16, 2026
Warrant exercise price		$ 0.60
Number of warrants	2,881,580	2,881,580
Number of warrants exercisable		2,881,580